T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
BRAZIL 9.7%
Corporate Bonds 9.7%
Azul Investments, 5.875%, 10/26/24 (USD)	905,000	906
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	1,000,000	1,045
Banco do Brasil, VR, 9.00% (USD) (2)(3)	750,000	843
Braskem Finance, 7.375% (USD) (3)	715,000	728
Cosan Overseas, 8.25% (USD) (3)	750,000	778
CSN Resources, 7.625%, 2/13/23 (USD)	650,000	680
CSN Resources, 7.625%, 2/13/23 (USD) (1)	200,000	209
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	2,025,000	2,083
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	1,100,000	1,148
Oi, 10.00%, 7/27/25 (USD) (4)	240,000	221
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	880,000	1,129
St Marys Cement, 5.75%, 1/28/27 (USD)	815,000	909
Suzano Austria, 6.00%, 1/15/29 (USD)	815,000	888
Usiminas International, 5.875%, 7/18/26 (USD) (1)	495,000	500
Total Brazil (Cost $11,463)		12,067

CANADA 0.0%
Common Stocks 0.0%
Frontera Energy	894	9
Total Canada (Cost $18)		9

CHILE 7.7%
Corporate Bonds 7.7%
AES Gener, VR, 7.125%, 3/26/79 (USD) (2)	400,000	419
AES Gener, VR, 7.125%, 3/26/79 (USD) (1)(2)	850,000	894
Banco Santander Chile, 3.875%, 9/20/22 (USD)	500,000	521
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD) (1)	556,000	618
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD)	300,000	333

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)	450,000	476
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD)	800,000	847
Enel Americas, 4.00%, 10/25/26 (USD)	1,055,000	1,110
Enel Chile, 4.875%, 6/12/28 (USD)	860,000	970
Engie Energia Chile, 4.50%, 1/29/25 (USD)	600,000	644
Latam Finance, 7.00%, 3/1/26 (USD) (1)	1,425,000	1,522
VTR Finance, 6.875%, 1/15/24 (USD)	1,166,000	1,204
Total Chile (Cost $9,138)		9,558

CHINA 13.1%
Corporate Bonds 13.1%
21Vianet Group, 7.875%, 10/15/21 (USD)	900,000	913
Agile Group Holdings, 8.50%, 7/18/21 (USD)	800,000	841
Baidu, 4.875%, 11/14/28 (USD)	850,000	956
CAR, 6.125%, 2/4/20 (USD)	650,000	642
China Mengniu Dairy, 4.25%, 8/7/23 (USD)	500,000	527
China Oil & Gas Group, 5.50%, 1/25/23 (USD)	656,000	670
CIFI Holdings Group, 7.625%, 2/28/23 (USD)	800,000	832
CNAC HK Finbridge, 3.375%, 6/19/24 (USD)	250,000	252
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	510,000	535
Country Garden Holdings, 6.15%, 9/17/25 (USD)	200,000	205
Country Garden Holdings, 7.25%, 4/8/26 (USD)	375,000	396
Country Garden Holdings, 8.00%, 1/27/24 (USD)	750,000	816
Easy Tactic, 9.125%, 7/28/22 (USD)	450,000	461
Fufeng Group, 5.875%, 8/28/21 (USD)	700,000	728
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	1,150,000	1,101
Longfor Group Holdings, 4.50%, 1/16/28 (USD)	950,000	982
Shimao Property Holdings, 4.75%, 7/3/22 (USD)	450,000	459
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	936,000	993
State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD)	370,000	429
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Times China Holdings, 6.25%, 1/17/21 (USD)	200,000	201
Times China Holdings, 6.75%, 7/16/23 (USD)	370,000	363
Times China Holdings, 7.625%, 2/21/22 (USD)	600,000	616
Weibo, 3.50%, 7/5/24 (USD)	705,000	717
Yanlord Land, 6.75%, 4/23/23 (USD)	845,000	875
Yuzhou Properties, 7.90%, 5/11/21 (USD)	725,000	739
Total China (Cost $15,731)		16,249

COLOMBIA 2.3%
Corporate Bonds 2.3%
Banco de Bogota, 4.375%, 8/3/27 (USD)	1,250,000	1,334
Ecopetrol, 5.375%, 6/26/26 (USD)	725,000	816
Millicom International Cellular, 6.625%, 10/15/26 (USD) (1)	670,000	730
Total Colombia (Cost $2,708)		2,880

CONGO 0.5%
Corporate Bonds 0.5%
HTA Group, 9.125%, 3/8/22 (USD)	600,000	627
Total Congo (Cost $612)		627

COSTA RICA 1.4%
Corporate Bonds 0.9%
Banco Nacional de Costa Rica, 5.875%, 4/25/21 (USD)	640,000	652
Banco Nacional de Costa Rica, 6.25%, 11/1/23 (USD)	410,000	431
		1,083
Government Bonds 0.5%
Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD)	825,000	686
		686
Total Costa Rica (Cost $1,728)		1,769

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 5.875%, 6/11/25 (USD)	200,000	205
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	575,000	602
Total Egypt (Cost $792)		807

GHANA 0.8%
Corporate Bonds 0.8%
Tullow Oil, 7.00%, 3/1/25 (USD)	925,000	943
Total Ghana (Cost $924)		943

HONG KONG 3.2%
Corporate Bonds 3.2%
Bank of East Asia, VR, 5.625% (USD) (2)(3)	700,000	706
LS Finance 2022, 4.25%, 10/16/22 (USD)	1,000,000	991
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	713,000	732
PCCW Capital No. 4, 5.75%, 4/17/22 (USD)	425,000	453
PCPD Capital, 4.75%, 3/9/22 (USD)	540,000	543
SmarTone Finance, 3.875%, 4/8/23 (USD)	500,000	514
Total Hong Kong (Cost $3,840)		3,939

INDIA 4.9%
Corporate Bonds 4.9%
ABJA Investment, 5.45%, 1/24/28 (USD)	750,000	733
ABJA Investment, 5.95%, 7/31/24 (USD)	200,000	210
Bharti Airtel International Netherlands, 5.35%, 5/20/24 (USD)	550,000	592
Greenko Dutch, 4.875%, 7/24/22 (USD) (1)	675,000	677
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	710,000	710
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD) (1)	200,000	206
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD)	400,000	412
JSW Steel, 5.95%, 4/18/24 (USD)	600,000	621
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
TML Holdings, 5.75%, 5/7/21 (USD)	850,000	855
Vedanta Resources, 8.25%, 6/7/21 (USD)	425,000	444
Vedanta Resources Finance II, 8.00%, 4/23/23 (USD)	600,000	605
Total India (Cost $5,934)		6,065

INDONESIA 3.9%
Corporate Bonds 3.9%
Bank Mandiri Persero, 3.75%, 4/11/24 (USD)	800,000	830
Indonesia Asahan Aluminium Persero, 6.53%, 11/15/28 (USD)
(1)	500,000	612
Listrindo Capital, 4.95%, 9/14/26 (USD)	750,000	763
Pakuwon Prima, 5.00%, 2/14/24 (USD)	845,000	859
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	325,000	354
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1)	425,000	490
TBG Global, 5.25%, 2/10/22 (USD)	900,000	917
Total Indonesia (Cost $4,520)		4,825

ISRAEL 2.1%
Corporate Bonds 2.1%
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	1,200,000	1,470
Israel Electric, 5.00%, 11/12/24 (USD)	600,000	658
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)	350,000	221
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)	295,000	242
Total Israel (Cost $2,423)		2,591

JAMAICA 0.3%
Corporate Bonds 0.3%
Digicel, 6.00%, 4/15/21 (USD)	450,000	319
Total Jamaica (Cost $402)		319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
KAZAKHSTAN 1.5%
Corporate Bonds 1.5%
KazMunayGas National, 4.75%, 4/19/27 (USD) (1)	900,000	976
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)	900,000	942
Total Kazakhstan (Cost $1,807)		1,918

KUWAIT 1.4%
Corporate Bonds 1.4%
Equate Petrochemical, 4.25%, 11/3/26 (USD)	975,000	1,052
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	610,000	658
Total Kuwait (Cost $1,628)		1,710

MALAYSIA 1.7%
Corporate Bonds 1.7%
Gohl Capital, 4.25%, 1/24/27 (USD)	1,000,000	1,048
Press Metal Labuan, 4.80%, 10/30/22 (USD)	305,000	293
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)	800,000	812
Total Malaysia (Cost $2,100)		2,153

MEXICO 5.8%
Corporate Bonds 5.3%
Axtel, 6.375%, 11/14/24 (USD) (1)	1,200,000	1,239
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	450,000	475
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(2)	1,300,000	1,295
Cemex, 7.75%, 4/16/26 (USD)	300,000	326
Controladora Mabe, 5.60%, 10/23/28 (USD)	400,000	432
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	205,000	221
Industrias Penoles, 4.15%, 9/12/29 (USD) (1)	1,170,000	1,177
Sigma Alimentos, 4.125%, 5/2/26 (USD)	927,000	961
Sigma Finance Netherlands, 4.875%, 3/27/28 (USD)	200,000	213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	230,000	228
		6,567
Government Bonds 0.5%
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)	635,000	664
		664
Total Mexico (Cost $7,111)		7,231
MOROCCO 1.2%
Corporate Bonds 1.2%
OCP, 5.625%, 4/25/24 (USD)	1,325,000	1,450
Total Morocco (Cost $1,387)		1,450
OMAN 0.7%
Corporate Bonds 0.7%
Oztel Holdings, 5.625%, 10/24/23 (USD)	900,000	930
Total Oman (Cost $900)		930
PANAMA 1.2%
Corporate Bonds 1.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	400,000	416
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,025,000	1,084
Total Panama (Cost $1,427)		1,500
PARAGUAY 0.7%
Corporate Bonds 0.7%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)	600,000	644
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	205,000	220
Total Paraguay (Cost $831)		864

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PERU 1.1%
Corporate Bonds 1.1%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1)	410,000	447
Peru LNG, 5.375%, 3/22/30 (USD) (1)	550,000	573
Peru LNG, 5.375%, 3/22/30 (USD)	400,000	417
Total Peru (Cost $1,363)		1,437

PHILIPPINES 2.7%
Corporate Bonds 2.7%
AYC Finance, 5.125% (USD) (3)	800,000	813
ICTSI Treasury, 4.625%, 1/16/23 (USD)	200,000	209
ICTSI Treasury, 5.875%, 9/17/25 (USD)	1,200,000	1,322
SM Investments, 4.875%, 6/10/24 (USD)	950,000	996
Total Philippines (Cost $3,269)		3,340

RUSSIA 2.0%
Corporate Bonds 2.0%
GTLK Europe, 5.95%, 7/19/21 (USD)	1,000,000	1,040
Petropavlovsk 2016, 8.125%, 11/14/22 (USD)	250,000	248
Sberbank of Russia, 5.125%, 10/29/22 (USD)	425,000	446
Sberbank of Russia, 6.125%, 2/7/22 (USD)	750,000	807
Total Russia (Cost $2,456)		2,541

SAUDI ARABIA 2.7%
Corporate Bonds 2.0%
Almarai Sukuk, 4.311%, 3/5/24 (USD)	700,000	738
Saudi Electricity Global Sukuk, 4.222%, 1/27/24 (USD)	800,000	848
Saudi Telecom, 3.89%, 5/13/29 (USD)	800,000	860
		2,446

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.7%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1)	800,000	865
		865
Total Saudi Arabia (Cost $3,217)		3,311

SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 4.875%, 7/1/24 (EUR) (1)	450,000	512
Total Serbia (Cost $528)		512

SOUTH AFRICA 7.4%
Corporate Bonds 6.1%
Eskom Holdings, 5.75%, 1/26/21 (USD)	700,000	707
Eskom Holdings, 6.75%, 8/6/23 (USD)	700,000	721
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	1,225,000	1,302
Gold Fields Orogen Holdings, 5.125%, 5/15/24 (USD) (1)	550,000	582
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	1,200,000	1,318
SASOL Financing USA, 5.875%, 3/27/24 (USD)	900,000	973
Standard Bank Group, VR, 5.95%, 5/31/29 (USD) (2)	1,000,000	1,055
Transnet, 4.00%, 7/26/22 (USD)	900,000	908
		7,566
Government Bonds 1.3%
Republic of South Africa, 4.875%, 4/14/26 (USD)	1,525,000	1,578
		1,578
Total South Africa (Cost $8,849)		9,144

SOUTH KOREA 1.4%
Corporate Bonds 1.4%
Shinhan Bank, VR, 3.875%, 12/7/26 (USD) (2)	850,000	868
SK Hynix, 3.00%, 9/17/24 (USD)	860,000	855
Total South Korea (Cost $1,727)		1,723
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

SWITZERLAND 0.4%
Corporate Bonds 0.4%
Consolidated Energy Finance, 6.875%, 6/15/25 (USD) (1)	525,000	528
Total Switzerland (Cost $536)		528
THAILAND 1.3%
Corporate Bonds 1.3%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(2)	605,000	615
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)	1,000,000	995
Total Thailand (Cost $1,601)		1,610
TURKEY 2.7%
Corporate Bonds 2.7%
Akbank, 5.00%, 10/24/22 (USD)	200,000	197
Akbank, 5.125%, 3/31/25 (USD)	725,000	684
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)	500,000	527
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	995,000	1,050
Turkiye Garanti Bankasi, 5.875%, 3/16/23 (USD)	700,000	706
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	200,000	206
Total Turkey (Cost $3,232)		3,370
UKRAINE 1.7%
Corporate Bonds 1.7%
Kernel Holding, 8.75%, 1/31/22 (USD)	600,000	638
MHP, 7.75%, 5/10/24 (USD)	625,000	671
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	725,000	759
Total Ukraine (Cost $1,966)		2,068

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 4.7%
Corporate Bonds 4.7%
Abu Dhabi National Energy, 3.625%, 1/12/23 (USD)	650,000	670
Abu Dhabi National Energy, 3.875%, 5/6/24 (USD)	200,000	210
Emirates Airline, 4.50%, 2/6/25 (USD)	1,414,260	1,443
Emirates NBD, VR, 6.125% (USD) (2)(3)	1,695,000	1,779
MAF Global Securities, VR, 5.50% (USD) (2)(3)	850,000	857
Ruwais Power, 6.00%, 8/31/36 (USD)	700,000	883
Total United Arab Emirates (Cost $5,643)		5,842

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6)	758	—
		—
Corporate Bonds 0.0%
Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(5)	320,000	19
		19
Total United Kingdom (Cost $—)		19

UNITED STATES 0.8%
Corporate Bonds 0.8%
Kosmos Energy, 7.125%, 4/4/26 (1)	1,005,000	1,033
Total United States (Cost $1,010)		1,033

VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	930,000	952
Total Vietnam (Cost $938)		952

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Par/Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.3%

Money Market Funds 3.3%

T. Rowe Price Government Reserve Fund, 2.00% (7)(8)	4,125,271	4,125

Total Short-Term Investments (Cost $4,125)	4,125

Total Investments in Securities 98.1%
(Cost $117,884)	$121,959

Other Assets Less Liabilities 1.9%	2,344

Net Assets 100.0%	$124,303

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,015 and represents 20.9% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Seven-day yield
(8)	Affiliated Companies
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	11/22/19	USD	173EUR	155$	3
Goldman Sachs	11/22/19	USD	175EUR	157	4
State Street	11/22/19	USD	176EUR	157	4
Net unrealized gain (loss) on open forward
currency exchange contracts					$11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

FUTURES CONTRACTS
($000 s)
				Value and
	Expiration	Notional		Unrealized Gain
	Date	Amount		(Loss)
Short, 18 U. S. Treasury Notes ten year contracts	12/19	(2,345	) $	(13)
Long, 8 Ultra U. S. Treasury Bonds contracts	12/19	1,535		(32)
Net payments (receipts) of variation margin to date				47

Variation margin receivable (payable) on open futures contracts				$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$54	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$563	¤	¤$	4,125	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $54 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,125.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	9$	— $	9
Corporate Bonds		—	113,206	19	113,225
Fixed Income Securities[1]		—	4,600	—	4,600
Short-Term Investments		4,125	—	—	4,125
Total Securities		4,125	117,815	19	121,959
Forward Currency Exchange Contracts		—	11	—	11
Futures Contracts		2	—	—	2
Total		$4,127$	117,826$	19$	121,972

1 Includes Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled less than $1,000 for the period ended September
30, 2019.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$–	$–	$–
Corporate Bonds	19	–	19

Total	$19	$–	$19